SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.0%

Commercial Services - 4.9%
ASGN, Inc. *	19,450	1,607,932
Booz Allen Hamilton Holding Corp.	16,900	1,566,461
Colliers International Group, Inc.	12,700	1,340,485
FTI Consulting, Inc. *	3,075	606,851

		5,121,729

Consumer Durables - 1.9%
Take-Two Interactive Software, Inc. *	4,075	486,147
Thor Industries, Inc.	5,600	445,984
YETI Holdings, Inc. *	25,325	1,013,000

		1,945,131

Consumer Non-Durables - 0.3%
Crocs, Inc. *	2,550	322,422

Consumer Services - 2.9%
Nexstar Media Group, Inc.	12,725	2,197,098
Vail Resorts, Inc.	3,550	829,564

		3,026,662

Electronic Technology - 9.9%
Arista Networks, Inc. *	14,125	2,371,022
Ciena Corp. *	14,150	743,158
Coherent Corp. *	20,075	764,456
Entegris, Inc.	5,249	430,470
MKS Instruments, Inc.	13,400	1,187,508
Monolithic Power Systems, Inc.	5,675	2,840,565
Skyworks Solutions, Inc.	10,800	1,274,184
Stratasys, Ltd. *	46,175	763,273

		10,374,636

Energy Minerals - 4.1%
Northern Oil & Gas, Inc.	73,075	2,217,826
Oasis Petroleum, Inc.	15,100	2,032,460

		4,250,286

Finance - 7.8%
Air Lease Corp.	27,625	1,087,596
American Financial Group, Inc.	4,800	583,200
Artisan Partners Asset Management, Inc.	31,825	1,017,764
Axis Capital Holdings, Ltd.	22,975	1,252,597
H&E Equipment Services, Inc.	34,350	1,519,301
Hannon Armstrong Sust. Inf. Cap., Inc.	25,800	737,880
Physicians Realty Trust	61,600	919,688
Stifel Financial Corp.	11,800	697,262
Western Alliance Bancorp	10,825	384,720

		8,200,008

Health Services - 4.3%
Addus HomeCare Corp. *	12,600	1,345,176
Encompass Health Corp.	19,675	1,064,418
Tenet Healthcare Corp. *	34,900	2,073,758

		4,483,352

Health Technology - 13.1%
Align Technology, Inc. *	2,150	718,401
AtriCure, Inc. *	28,300	1,173,035
Bio-Techne Corp.	14,800	1,098,012
Exact Sciences Corp. *	12,425	842,539
Halozyme Therapeutics, Inc. *	33,000	1,260,270

Name of Issuer	Quantity	Fair Value ($)

Inmode, Ltd. *	32,900	1,051,484
Insulet Corp. *	3,525	1,124,334
Intellia Therapeutics, Inc. *	14,900	555,323
PerkinElmer, Inc.	7,000	932,820
Sarepta Therapeutics, Inc. *	9,450	1,302,494
Seres Therapeutics, Inc. *	159,800	906,066
STAAR Surgical Co. *	17,500	1,119,125
STERIS, PLC	6,675	1,276,794
Twist Bioscience Corp. *	22,000	331,760

		13,692,457

Industrial Services - 7.5%
EMCOR Group, Inc.	11,900	1,934,821
KBR, Inc.	43,500	2,394,675
MYR Group, Inc. *	8,675	1,093,137
Waste Connections, Inc.	17,575	2,444,155

		7,866,788

Non-Energy Minerals - 3.9%
AZEK Co., Inc. *	24,200	569,668
Eagle Materials, Inc.	10,300	1,511,525
MP Materials Corp. *	33,350	940,136
Trex Co., Inc. *	20,825	1,013,553

		4,034,882

Process Industries - 4.0%
Avient Corp.	13,200	543,312
Cabot Corp.	3,700	283,568
Olin Corp.	48,175	2,673,712
Vital Farms, Inc. *	41,675	637,628

		4,138,220

Producer Manufacturing - 9.6%
AZZ, Inc.	22,575	930,993
Belden, Inc.	20,275	1,759,262
Carlisle Cos, Inc.	2,200	497,354
Crane Holdings Co.	19,075	2,165,013
Donaldson Co., Inc.	13,575	886,990
Hubbell, Inc.	5,225	1,271,295
Lincoln Electric Holdings, Inc.	7,100	1,200,610
Regal Rexnord Corp.	6,755	950,631
Zurn Water Solutions Corp.	19,325	412,782

		10,074,930

Retail Trade - 3.9%
Boot Barn Holdings, Inc. *	19,875	1,523,220
Casey’s General Stores, Inc.	4,300	930,778
Ulta Beauty, Inc. *	3,050	1,664,293

		4,118,291

Technology Services - 13.8%
Altair Engineering, Inc. *	25,933	1,870,029
ANSYS, Inc. *	2,950	981,760
Aspen Technology, Inc. *	5,281	1,208,662
Euronet Worldwide, Inc. *	9,550	1,068,645
Globant SA *	11,350	1,861,514
GoDaddy, Inc. *	10,625	825,775
HubSpot, Inc. *	3,600	1,543,500
nCino, Inc. *	25,400	629,412
Paycom Software, Inc. *	6,225	1,892,462
PTC, Inc. *	17,600	2,256,848

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Science Applications International Corp.	2,700	290,142

		14,428,749

Transportation - 6.1%
Alaska Air Group, Inc. *	11,500	482,540
Golar LNG, Ltd. *	68,100	1,470,960
Knight-Swift Transportation Holdings, Inc.	18,725	1,059,461
Marten Transport, Ltd.	48,000	1,005,600
TFI International, Inc.	20,025	2,388,782

		6,407,343

Total Common Stocks (cost: $63,434,009)		102,485,886

Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $2,134,034)	2,134,034	2,134,034

Total Investments in Securities - 100.0% (cost $65,568,043)		104,619,920

Other Assets and Liabilities, net - (0.0)%		(23,465)

Net Assets - 100.0%		$104,596,455

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	102,485,886	—	—	102,485,886
Short-Term Securities	2,134,034	—	—	2,134,034
Total:	104,619,920	—	—	104,619,920

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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